Earnings Per Share (Details) - Schedule of earnings per share - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income	$ 1,688,859	$ 2,018,994
Denominator:
Weighted-average shares used in computing basic and diluted net income per share	10,987,679	10,987,679
Net income per share of ordinary shares: -basic and diluted	$ 0.15	$ 0.18